Consolidated Statements Of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Earnings Reinvested In The Business [Member]	Accumulated Other Comprehensive Losses [Member]	Cost Of Repurchased Stock [Member]	Noncontrolling Interests [Member]		Total
Beginning balance at Dec. 31, 2008		$ 1,581	$ 13,354	$ (2,281)	$ (5,154)	$ 404		$ 7,904
Comprehensive earnings:
Net earnings			6,342			210		6,552
Other comprehensive earnings (losses), net of income taxes:
Currency translation adjustments, net of income taxes				1,329		2		1,331
Change in net loss and prior service cost, net of income taxes				36				36
Change in fair value of derivatives accounted for as hedges, net of income taxes				87				87
Change in fair value of equity securities				12				12
Total other comprehensive earnings (losses)				1,464		2		1,466
Total comprehensive earnings			6,342	1,464		212		8,018
Exercise of stock options and issuance of other stock awards		(171)			453			282
Dividends declared			(4,338)					(4,338)
Purchase of subsidiary shares from noncontrolling interests		(7)				(2)		(9)
Payments to noncontrolling interests						(185)		(185)
Common stock repurchased					(5,527)			(5,527)
Ending balance at Dec. 31, 2009		1,403	15,358	(817)	(10,228)	429		6,145
Comprehensive earnings:
Net earnings			7,259			213	[1]	7,472	[1]
Other comprehensive earnings (losses), net of income taxes:
Currency translation adjustments, net of income taxes				(54)		(5)	[1]	(59)
Change in net loss and prior service cost, net of income taxes				(242)				(242)
Change in fair value of derivatives accounted for as hedges, net of income taxes				(17)				(17)
Change in fair value of equity securities				(10)				(10)
Total other comprehensive earnings (losses)				(323)		(5)		(328)
Total comprehensive earnings			7,259	(323)		208		7,144
Exercise of stock options and issuance of other stock awards		(178)			543			365
Dividends declared			(4,484)					(4,484)
Payments to noncontrolling interests						(210)		(210)
Common stock repurchased					(5,027)			(5,027)
Ending balance at Dec. 31, 2010		1,225	18,133	(1,140)	(14,712)	427		3,933
Comprehensive earnings:
Net earnings			8,591			191	[1]	8,782	[1]
Other comprehensive earnings (losses), net of income taxes:
Currency translation adjustments, net of income taxes				(800)		(52)	[1]	(852)
Change in net loss and prior service cost, net of income taxes				(935)		(2)		(937)
Change in fair value of derivatives accounted for as hedges, net of income taxes				13				13
Change in fair value of equity securities				(1)				(1)
Total other comprehensive earnings (losses)				(1,723)		(54)		(1,777)
Total comprehensive earnings			8,591	(1,723)		137		7,005
Exercise of stock options and issuance of other stock awards		12			212			224
Dividends declared			(4,967)					(4,967)
Purchase of subsidiary shares from noncontrolling interests		(2)				(1)		(3)
Payments to noncontrolling interests						(241)		(241)
Common stock repurchased					(5,400)			(5,400)
Ending balance at Dec. 31, 2011		$ 1,235	$ 21,757	$ (2,863)	$ (19,900)	$ 322		$ 551

[1]	Net earnings attributable to noncontrolling interests exclude $97 million of earnings related to the redeemable noncontrolling interest, which is reported outside of the equity section in the consolidated balance sheet at December 31, 2011. Currency translation adjustments related to redeemable noncontrolling interest at December 31, 2011 were less than $1 million. Net earnings attributable to noncontrolling interests exclude $26 million of earnings related to the redeemable noncontrolling interest, which is reported outside of the equity section in the consolidated balance sheet at December 31, 2010. Currency translation adjustments also exclude $16 million of gains related to the redeemable noncontrolling interest at December 31, 2010.